Taxation - Summary of tax relating to components of other comprehensive income or loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Relating To Components Of Other Comprehensive Income That Will Be Reclassified To Profit Or Loss [Abstract]
– Cash flow hedge fair value (gains)/losses	$ (54)	$ (1)	$ 4
Tax (charge)/credit on actuarial gains and losses on post-retirement benefit plans	(271)	(12)	29
Adjustments to deferred tax on post-retirement benefit plans due to changes in corporate tax rates in the US and France		(140)
Tax relating to components of other comprehensive income/(loss) for the year	$ (325)	$ (153)	$ 33